Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–80.43%(a)(b)
Aerospace & Defense–2.14%
Atlantic Aviation FBO, Inc.,Term Loan(c)	–	12/06/2025		$ 98	$ 92,448
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		817	691,268
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.95%	04/08/2026		439	371,649
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.95%	06/28/2024		386	350,735
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.93%	10/04/2024		2,242	2,159,619
Peraton Corp.,Term Loan(c)	–	04/29/2024		63	61,230
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.42%	05/30/2025		2,404	2,210,281
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.42%	12/09/2025		717	659,122
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.42%	08/22/2024		70	64,248
					6,660,600
Air Transport–1.44%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2025		503	345,500
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		393	373,378
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		1,356	1,253,423
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.51%	05/01/2023		2,050	2,026,903
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		653	487,153
					4,486,357
Automotive–3.18%
Belron Finance US LLC
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.50%)	2.93%	11/13/2025		241	234,607
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.26%	10/30/2026		89	86,634
Mavis Tire Express Services Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.70%	03/20/2025		1,260	1,150,890
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.68%	11/06/2024		2,612	2,521,178
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	04/30/2026		1,969	1,881,520
Project Boost Purchaser LLC, First Lien Term Loan(c)	–	06/01/2026		189	178,402
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.17%	05/22/2024		1,200	966,138
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	10/01/2025		2,909	2,364,929
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.25%	06/30/2022		97	93,395
Visteon Corp.,Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	03/25/2024		400	381,747
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.07%	02/05/2026		51	48,978
					9,908,418
Beverage & Tobacco–0.26%
AI Aqua Merger Sub, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.32%	12/13/2023		844	809,802
Building & Development–1.36%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	07/31/2025		164	156,404
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	01/15/2027		783	753,869
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.67%	08/27/2025		849	652,335
DiversiTech Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)(d)	4.45%	06/03/2024		126	120,881
Forterra Finance LLC, Second Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/25/2023		475	430,230
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.67%	11/15/2023		1,854	1,769,488
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.25%)(d)	3.42%	05/29/2026		59	57,718
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	07/24/2024		310	293,248
					4,234,173
Business Equipment & Services–7.21%
Allied Universal Holdco LLC, Term Loan (c)	–	07/10/2026		123	119,716
Blackhawk Network Holdings, Inc., First Lien Term Loan(c)	–	06/15/2025		700	656,835
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	10/30/2026		895	878,280
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.93%	02/09/2026	$ 221	$ 203,027
Change Healthcare Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024	1,769	1,727,265
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(e)	9.50%	08/15/2023	1,369	308,046
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023	1,243	758,132
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.45%	07/26/2023	683	675,807
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027	1,077	1,059,530
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(d)	9.00%	03/06/2028	377	352,217
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	02/06/2026	179	175,157
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	1.92%	08/02/2024	153	149,075
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.93%	10/30/2026	90	87,721
Genuine Financial Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.92%	07/11/2025	508	435,388
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	2.92%	08/01/2025	2	1,889
IG Investments Holdings LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.45%	05/23/2025	588	536,351
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.00%)	3.82%	12/21/2024	40	38,506
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.07%	05/01/2024	2,754	2,395,787
iQor US, Inc.
First Lien Term Loan A-1 (3 mo. USD LIBOR + 5.50%)(d)	6.93%	04/01/2021	1,265	691,683
First Lien Term Loan B (3 mo. USD LIBOR + 5.00%)	6.43%	04/01/2021	3,162	1,728,728
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.18%	04/01/2022	760	190,009
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	2.44%	09/15/2026	189	181,696
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021	508	459,898
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.70%	07/23/2021	71	64,445
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2027	302	297,220
Monitronics International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024	1,306	933,929
Outfront Media Capital LLC,Term Loan (1 mo. USD LIBOR + 1.75%)	1.93%	11/18/2026	325	311,950
PGX Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	8.25%	09/29/2020	26	14,890
Second Lien Term Loan (Acquired 09/24/2014; Cost $647,089)(c)(d)	–	09/29/2021	647	129,418
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.27%	09/23/2026	363	355,241
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.67%	11/08/2024	1,195	1,142,757
Solera LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.92%	03/03/2023	1,691	1,629,327
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022	1,749	1,678,109
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	1.92%	11/16/2026	82	79,501
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	4.95%	05/21/2026	1,870	1,822,917
Verra Mobility Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.42%	02/28/2025	126	120,076
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.42%	05/17/2026	59	56,845
				22,447,368
Cable & Satellite Television–7.09%
Altice Financing S.A. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025		3,017	2,866,259
Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	01/31/2026		390	370,221
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.17%	01/03/2025		1,071	1,045,795
Charter Communications Operating LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.93%	02/01/2027		201	196,730
CSC Holdings LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	01/15/2026		83	80,426
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	3.81%	12/18/2024		3,054	2,928,656
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026		1,986	1,914,303
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.92%	07/31/2025		1,879	1,780,622
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026		1,334	1,280,306
Telenet Financing USD LLC, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.18%	04/15/2028		1,000	968,125
UPC Financing Partnership, Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.43%	04/30/2028		571	553,076
Virgin Media Bristol LLC (United Kingdom), Term Loan N (1 mo. USD LIBOR + 2.50%)	2.68%	01/31/2028		3,499	3,402,761
WideOpenWest Finance LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	08/18/2023		456	442,039
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.68%	04/15/2028		4,151	3,980,452
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cable & Satellite Television–(continued)
Ziply (Northwest) Fiber, Term Loan B(c)	–	05/21/2027	$ 272	$ 269,342
				22,079,113
Chemicals & Plastics–3.08%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.45%	01/31/2024		2,006	1,939,289
Consolidated Energy Finance S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.50%)	2.68%	05/07/2025		349	292,503
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	11/07/2024		3	2,797
Ferro Corp.
Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024		20	19,785
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024		92	88,829
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	3.70%	02/14/2024		90	86,939
Gemini HDPE LLC, Term Loan(c)	–	08/07/2024		189	181,598
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.17%	10/20/2024		218	213,558
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. USD LIBOR + 3.50%)	4.94%	07/01/2026		337	321,611
Ineos US Finance LLC, Term Loan(c)	–	03/31/2024		126	121,512
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	3.95%	03/02/2026		1,378	1,326,031
New Arclin U.S. Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	02/14/2024		561	514,583
Oxea Corp., Term Loan B-2(c)	–	10/14/2024		94	87,480
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.42%	02/07/2027		80	77,238
Schenectady International Group, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)(d)	5.00%	10/15/2025		1,088	1,017,235
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.22%	10/01/2025		2,257	2,163,179
Trinseo Materials Finance, Inc., Term Loan(c)	–	09/06/2024		126	120,723
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/23/2024		1,058	1,018,651
					9,593,541
Clothing & Textiles–0.65%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.95%	09/27/2024		819	719,660
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		1,356	1,321,428
					2,041,088
Conglomerates–0.35%
APi Group DE, Inc., Term Loan (c)	–	09/30/2026		189	182,544
Gates Global LLC, Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	3.75%	04/01/2024		949	911,385
					1,093,929
Containers & Glass Products–2.18%
Berlin Packaging LLC, Term Loan (c)	–	11/07/2025		126	120,599
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	2.22%	10/01/2022		22	22,064
Term Loan Y (1 mo. USD LIBOR + 2.00%)	2.22%	07/01/2026		248	242,525
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	4.56%	04/03/2024		1,630	1,497,847
Consolidated Container Co. LLC, First Lien Term Loan(c)	–	05/22/2024		287	277,809
Flex Acquisition Co., Inc., Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	4.68%	06/29/2025		1,526	1,443,993
Fort Dearborn Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		126	119,830
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	04/09/2021		123	58,710
Refresco Group N.V. (Netherlands), Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	3.67%	03/28/2025		1,065	1,025,705
Reynolds Consumer Products LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	01/29/2027		1,962	1,930,716
Reynolds Group Holdings, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	02/05/2023		68	65,944
					6,805,742
Cosmetics & Toiletries–0.82%
Alphabet Holding Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	09/26/2024		335	320,907
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.47%	04/05/2025		1,900	1,698,228
Revlon Consumer Products Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.95%	09/07/2023		1,820	524,152
					2,543,287
Drugs–0.83%
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024		1,295	1,216,696
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs–(continued)
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	11/27/2025	$ 153	$ 149,303
Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	06/02/2025	1,249	1,227,583
				2,593,582
Ecological Services & Equipment–0.11%
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.50%	03/20/2025		289	274,364
WCA Waste Systems, Inc., Term Loan(c)	–	08/11/2023		82	79,915
					354,279
Electronics & Electrical–8.27%
American Teleconferencing Services Ltd., Term Loan (3 mo. USD LIBOR + 6.50%)	7.50%	06/08/2023		548	326,830
Boxer Parent Co., Inc., Term Loan (1 mo. USD LIBOR + 4.25%)	4.42%	10/02/2025		2,037	1,930,390
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.17%	04/18/2025		336	324,934
Cision Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	5.20%	02/01/2027		310	288,522
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	04/06/2026		436	420,189
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	2.75%	09/19/2025		445	437,953
Diebold Nixdorf, Inc., Term Loan A (1 mo. USD LIBOR + 4.75%)	5.00%	04/30/2022		260	241,966
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		1,531	1,394,560
Fusion Connect, Inc.
PIK Term Loan 7.00% PIK Rate, 3.00% Cash Rate(e)	3.00%	07/14/2025		1,071	391,034
Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025		230	212,787
Hyland Software, Inc., First Lien Term Loan(c)	–	07/01/2024		189	184,814
Informatica Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	02/26/2027		311	298,175
Internap Corp.
DIP Term Loan (1 mo. USD LIBOR + 10.00%)(d)	11.00%	03/11/2021		416	380,366
PIK Term Loan 3.50% PIK Rate, 4.00% Cash Rate (Acquired 02/06/2018-05/26/2020; Cost $1,995,937)	3.50%	04/06/2022		1,993	613,733
Term Loan (1 mo. USD LIBOR + 10.00%)(d)	10.75%	09/11/2020		27	25,869
ION Corp., Term Loan (3 mo. USD LIBOR + 4.25%)	5.32%	10/02/2025		215	207,101
MA FinanceCo. LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	11/19/2021		650	648,348
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.00%	05/08/2025		265	259,863
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	09/30/2024		967	955,248
Micro Holding L.P., First Lien Term Loan(c)	–	09/13/2024		148	143,112
MKS Instruments, Inc., Term Loan B-6 (3 mo. USD LIBOR + 1.75%)	1.92%	02/02/2026		77	74,975
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.07%	04/29/2026		425	317,780
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)(d)	2.68%	08/28/2026		182	176,205
Neustar, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.57%	08/08/2024		2,328	2,010,259
Optiv, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		262	220,808
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.67%	07/02/2025		403	325,955
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.01%	05/16/2025		1,967	1,885,132
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		2,904	2,530,162
Sandvine Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)(d)	4.67%	10/31/2025		152	140,982
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.81%	03/05/2027		282	271,136
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		1,657	1,611,203
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	04/16/2025		1,129	1,098,070
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.93%	06/30/2026		632	610,681
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)(d)	2.87%	09/28/2024		1,371	1,343,787
Ultimate Software Group, Inc., First Lien Term Loan(c)	–	05/04/2026		189	183,926
Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 4.50%)	5.95%	01/27/2023		1,270	1,189,131
VS Buyer LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(d)	3.42%	02/19/2027		112	109,442
WebPros, Term Loan(c)	–	05/15/2027		550	522,747
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.75%	12/01/2023		1,452	1,450,265
					25,758,440
Equipment Leasing–0.02%
Delos Finance S.a.r.l.(Luxembourg),Term Loan (3 mo. USD LIBOR + 1.75%)	3.20%	10/06/2023		50	47,904
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Intermediaries–2.02%
Aretec Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.42%	10/01/2025		$ 2,465	$ 2,292,365
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.17%	07/19/2025		130	124,773
Everi Payments, Inc.
Term Loan B (3 mo. USD LIBOR + 2.75%)	3.82%	05/09/2024		2,094	1,979,037
Term Loan B (1 mo. USD LIBOR + 10.50%)(d)	11.50%	05/09/2024		55	55,398
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.14%	02/10/2027		258	252,611
RPI Finance Trust
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027		623	611,882
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	02/11/2027		991	972,757
					6,288,823
Food Products–2.97%
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	03/31/2025		408	394,870
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	04/06/2024		2,298	2,255,747
Froneri International PLC (United Kingdom)
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.92%	01/29/2028		267	253,767
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	2.42%	01/29/2027		938	898,140
H-Food Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.69%)	3.86%	05/23/2025		1,644	1,582,567
JBS USA Lux S.A., Term Loan(c)	–	05/01/2026		692	671,432
Mastronardi Produce-USA, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	05/01/2025		8	7,689
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	2.43%	05/15/2024		1,724	1,683,807
Shearer’s Foods LLC, Term Loan(c)	–	03/31/2022		189	188,039
Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	4.45%	07/02/2025		1,357	1,300,177
					9,236,235
Food Service–0.95%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.92%	03/11/2025		68	64,646
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	01/15/2027		503	480,709
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.95%	02/05/2025		508	479,844
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.92%	11/19/2026		470	452,351
NPC International, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 01/21/2020; Cost $56,641)(d)	11.50%	01/21/2021		60	59,787
Pizza Hut Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.93%	04/03/2025		343	333,295
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.07%	08/15/2026		313	297,598
Term Loan (1 mo. USD LIBOR + 1.75%)	1.92%	06/27/2023		268	253,973
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	5.50%	11/29/2024		535	524,306
					2,946,509
Forest Products–0.18%
Clearwater Paper Corp., Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.25%	07/26/2026		574	570,695
Health Care–4.00%
Acadia Healthcare Co., Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.67%	02/16/2023		973	951,780
AHP Health Partners, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	06/30/2025		665	641,380
Alliance HealthCare Services, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	10/24/2023		1,079	613,779
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.28%	02/11/2026		1,747	1,690,561
Dentalcorp Perfect Smile ULC (Canada), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	06/06/2025		14	12,327
Elanco Animal Health, Inc., Term Loan(c)	–	02/04/2027		671	650,704
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		539	528,289
EyeCare Partners LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(f)	0.00%	02/05/2027		8	7,069
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.82%	02/05/2027		33	30,294
Gentiva Health Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.44%	07/02/2025		1,366	1,331,531
IQVIA, Inc., Term Loan B-1(c)	–	03/07/2024		189	183,374
Mallinckrodt International Finance S.A., Term Loan B (3 mo. USD LIBOR + 2.75%)	4.20%	09/24/2024		256	177,172
Ortho-Clinical Diagnostics, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.58%	06/30/2025		2,519	2,399,319
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/27/2024		559	531,669
Select Medical Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.67%	03/06/2025		1,632	1,582,700
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care–(continued)
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024	$ 1,212	$ 1,114,073
				12,446,021
Home Furnishings–0.44%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.67%	08/05/2024		138	134,477
Serta Simmons Bedding LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.64%	11/08/2023		1,193	507,346
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.32%	06/15/2025		806	716,084
					1,357,907
Industrial Equipment–0.80%
CIRCOR International, Inc., Term Loan B (c)	–	12/11/2024		30	27,062
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.75%)	3.20%	05/18/2024		49	46,953
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.70%	07/19/2024		120	114,284
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.92%	03/31/2027		676	644,182
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027		461	438,914
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	3.46%	01/02/2027		108	104,269
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	3.50%	07/31/2025		94	92,566
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.95%	11/27/2020		1,322	953,478
S2P Acquisiton Borrower, Inc., First Lien Term Loan(c)	–	08/14/2026		86	81,720
					2,503,428
Insurance–1.59%
Alliant Holdings Intermediate LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	2.92%	05/09/2025		1,184	1,135,175
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024		264	260,303
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	08/16/2025		184	178,210
Hub International Ltd.,Term Loan (2 mo. USD LIBOR + 2.75%)	3.87%	04/25/2025		1,180	1,139,798
National Financial Partners Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	02/15/2027		609	575,058
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.42%	12/31/2025		552	523,091
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	05/16/2024		1,194	1,152,514
					4,964,149
Leisure Goods, Activities & Movies–2.05%
24 Hour Fitness Worldwide, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	05/30/2025		355	106,583
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		491	467,022
Ancestry.com Operations, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	4.42%	08/21/2026		300	280,001
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	4.68%	01/02/2026		315	311,679
CDS U.S. Intermediate Holdings, Inc. , First Lien Term Loan B (3 mo. USD LIBOR + 3.75%)(g)	0.00%	07/08/2022		765	365,206
Crown Finance US, Inc.
Term Loan (3 mo. USD LIBOR + 2.25%)	3.32%	02/28/2025		32	24,310
Term Loan (3 mo. USD LIBOR + 2.50%)	3.57%	09/20/2026		43	33,053
Term Loan(c)	–	02/28/2027		628	395,585
Deluxe Entertainment Services Group, Inc.
PIK Term Loan 1.50% PIK Rate, 6.45% Cash Rate(e)	1.50%	03/25/2024		892	802,197
PIK Term Loan 2.50% PIK Rate, 9.95% Cash Rate(e)	2.50%	09/25/2024		526	391,670
Lions Gate Capital Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	2.42%	03/24/2025		780	749,448
Metro-Goldwyn-Mayer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.68%	07/03/2025		1,609	1,532,746
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	3.75%	04/01/2024		526	487,954
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.93%	04/17/2026		82	77,198
Town Sports International LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	11/15/2020		1,921	312,216
UFC Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/29/2026		57	55,058
					6,391,926
Lodging & Casinos–4.70%
Aristocrat Technologies, Inc.(Australia),Term Loan(1 mo. USD LIBOR + 3.75%	4.75%	10/19/2024		500	498,301
Caesars Entertainment Operating Co. LLC,Term Loan B(c)	–	10/06/2024		98	95,387
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	2.92%	12/23/2024		4,624	4,203,078
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		1,688	1,592,435
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging & Casinos–(continued)
Eldorado Resorts, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.25%	04/17/2024	$ 1,330	$ 1,313,361
ESH Hospitality, Inc., Term Loan(c)	–	09/18/2026	126	122,007
GVC Finance LLC (United Kingdom), Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.31%	03/29/2024	1,968	1,916,720
Hilton Worldwide Finance LLC, Term Loan B-2(c)	–	06/22/2026	126	120,831
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	08/14/2024	1,561	1,404,959
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.95%	07/10/2025	1,692	1,675,373
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027	1,617	1,530,790
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	05/30/2025	175	167,671
				14,640,913
Nonferrous Metals & Minerals–1.23%
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027		682	657,709
Murray Energy Corp.
Term Loan (1 mo. USD LIBOR + 11.00%)(h)	13.00%	07/31/2020		4,861	2,503,553
Term Loan B-2 (3 mo. USD LIBOR + 2.00%)(g)(h)	0.00%	10/17/2022		19,202	560,035
Term Loan B-3 (3 mo. USD LIBOR + 7.75%)(g)(h)	0.00%	10/17/2022		5,454	95,448
					3,816,745
Oil & Gas–1.80%
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.17%	05/21/2025		674	391,416
Fieldwood Energy LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.25%)(g)	0.00%	04/11/2022		2,848	416,975
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.71%	07/02/2023		961	451,623
Larchmont Resources LLC, Term Loan A (3 mo. USD LIBOR + 7.00%) (Acquired 12/09/2016-09/10/2018; Cost $102,316)	8.00%	08/07/2020		103	65,350
McDermott Technology (Americas), Inc.
DIP LOC(f)(h)	0.00%	10/23/2020		342	330,996
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(h)	10.00%	10/21/2020		187	182,426
DIP Term Loan (1 mo. USD LIBOR + 9.00%)(h)	10.02%	10/23/2020		396	385,671
Term Loan (3 mo. USD LIBOR + 10.00%)(d)(h)	11.83%	06/01/2020		106	103,315
Term Loan (3 mo. USD LIBOR + 6.00%)(h)	9.25%	05/09/2025		549	196,568
Term Loan(d)(f)(h)	11.83%	06/01/2020		67	64,571
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	8.46%	03/19/2024		387	208,126
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.45%	02/21/2021		4,066	711,628
Southcross Energy Partners L.P.
Revolver Loan(d)(f)	0.00%	01/31/2025		271	270,054
Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.00%	01/31/2025		315	316,195
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	03/30/2023		337	295,666
Ultra Resources, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)(g)(h)	0.00%	04/12/2024		1,807	1,209,273
					5,599,853
Publishing–1.10%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		846	691,153
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.26%	08/15/2026		1,089	1,016,974
Nielsen Finance LLC
Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.22%	10/04/2023		125	122,301
Term Loan B-5(c)	–	06/30/2025		1,473	1,471,817
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.67%	10/17/2026		126	122,578
					3,424,823
Radio & Television–2.67%
AP NMT Acquisition B.V. (Netherlands), First Lien Term Loan B (3 mo. USD LIBOR + 5.75%)	7.20%	08/13/2021		2,364	2,327,592
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	08/24/2026		1,322	1,147,142
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.83%	01/02/2026		194	189,363
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	05/01/2026		1,844	1,729,894
Nexstar Broadcasting, Inc., Term Loan B-4(c)	–	09/18/2026		1,500	1,450,905
Sinclair Television Group, Inc., Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.69%	09/30/2026		1,356	1,325,148
Technicolor S.A. (France), Term Loan (3 mo. USD LIBOR + 2.75%)	3.11%	12/06/2023		340	137,638
					8,307,682
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retailers (except Food & Drug)–0.72%
Bass Pro Group LLC, Term Loan (3 mo. USD LIBOR + 5.00%)	6.07%	09/25/2024		$ 622	$ 587,206
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023		651	456,802
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/11/2022		1,214	1,195,593
					2,239,601
Surface Transport–3.30%
Commercial Barge Line Co.
DIP Term Loan (1 mo. USD LIBOR + 7.00%)(d)	9.00%	06/01/2020		82	81,334
First Lien Term Loan (3 mo. USD LIBOR + 8.75%) (Acquired 01/31/2020-02/06/2020; Cost $691,076)(g)(h)	0.00%	11/12/2020		1,813	586,864
Daseke Cos, Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	02/27/2024		478	392,404
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		28	25,226
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022		854	781,768
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024		411	403,838
Western Express, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.25%) (Acquired 02/18/2015; Cost $7,923,495)(d)	8.61%	02/23/2022		8,024	7,994,104
XPO Logistics, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	2.68%	02/24/2025		27	27,029
					10,292,567
Telecommunications–7.42%
Avaya, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.43%	12/15/2024		4,715	4,408,292
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.42%	03/15/2027		3,530	3,400,619
Ciena Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	09/26/2025		76	74,975
Cincinnati Bell, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	10/02/2024		1,985	1,972,660
Colorado Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		487	364,870
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	10/05/2023		1,956	1,882,520
DIFL US Finance LLC, First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	3.80%	05/27/2024		286	240,090
Hargray Communications Group, Inc., Term Loan(c)	–	05/16/2024		126	121,185
Inmarsat Finance PLC (United Kingdom), Term Loan B (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026		387	363,464
Intelsat Jackson Holdings S.A.(Luxembourg),Term Loan B-3(c)(h)	—	11/27/2023		2,051	2,064,738
IPC Systems, Inc.
First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.50%)	5.50%	07/31/2020		647	508,187
Second Lien Term Loan (3 mo. USD LIBOR + 9.50%)	10.50%	02/04/2022		217	29,602
Second Lien Term Loan (3 mo. USD LIBOR + 4.50%)	12.50%	02/06/2022		1,310	178,986
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	11/04/2026		38	37,805
Level 3 Financing, Inc.,Term Loan B (1 mo. USD LIBOR + 1.75%)	1.92%	03/01/2027		1,017	989,870
MLN US HoldCo LLC, First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.83%	11/30/2025		1,084	831,660
Radiate Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	02/01/2024		2,387	2,326,206
Securus Technologies, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	11/01/2024		253	206,428
Speedcast Communications, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	5.00%	05/15/2025		1,077	127,719
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.93%	12/07/2026		952	922,154
T-Mobile USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.17%	04/20/2027		1,441	1,443,287
Windstream Services LLC, DIP Term Loan (1 mo. USD LIBOR + 2.50%)	2.68%	02/26/2021		126	124,984
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.17%	02/20/2027		494	477,148
					23,097,449
Utilities–3.50%
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	04/19/2025		217	211,772
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		242	237,480
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.17%	01/15/2025		1,317	1,286,726
Calpine Corp.
Term Loan (1 mo. USD LIBOR + 2.25%)	2.43%	01/15/2024		89	87,248
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	2.17%	08/12/2026		788	767,717
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		1,943	1,922,055
EFS Cogen Holdings I LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2023		233	225,111
Frontera Generation Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.39%	05/02/2025		2,560	1,620,500
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)(d)	3.17%	08/28/2025		10	10,030
Kestrel Acquisition LLC, Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/02/2025		710	601,037
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities–(continued)
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	$ 2,323	$ 1,901,268
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	131	107,280
Nautilus Power LLC, Term Loan(c)	–	05/16/2024	189	180,671
Pike Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/24/2026	134	132,128
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.70%	03/06/2025	164	156,099
Sandy Creek Energy Associates L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.45%	11/09/2020	1,795	1,284,555
USIC Holding, Inc., First Lien Term Loan(c)	–	12/08/2023	186	178,157
				10,909,834
Total Variable Rate Senior Loan Interests (Cost $307,379,271)					250,492,783
U.S. Dollar Denominated Bonds & Notes–2.57%
Aerospace & Defense–0.45%
TransDigm, Inc.(i)	8.00%	12/15/2025		897	973,245
TransDigm, Inc.(i)	6.25%	03/15/2026		409	419,160
					1,392,405
Air Transport–0.22%
Delta Air Lines, Inc.(i)	7.00%	05/01/2025		648	670,431
Automotive–0.07%
Clarios Global L.P.(i)	6.75%	05/15/2025		102	106,229
Panther BF Aggregator 2 L.P.(i)	6.25%	05/15/2026		123	125,440
					231,669
Business Equipment & Services–0.05%
ADT Security Corp. (The)	3.50%	07/15/2022		97	98,078
Dun & Bradstreet Corp. (The)(i)	6.88%	08/15/2026		40	43,494
					141,572
Cable & Satellite Television–0.09%
Altice Financing S.A. (Luxembourg)(i)	5.00%	01/15/2028		111	112,283
Ziggo B.V. (Netherlands)(i)	5.50%	01/15/2027		149	157,068
					269,351
Containers & Glass Products–0.11%
Berry Global, Inc.(i)	4.88%	07/15/2026		90	94,289
Mauser Packaging Solutions Holding Co.(i)	5.50%	04/15/2024		150	149,342
Reynolds Group Issuer, Inc./LLC(i)	5.13%	07/15/2023		83	84,254
					327,885
Electronics & Electrical–0.69%
CommScope, Inc.(i)	5.50%	03/01/2024		93	95,888
CommScope, Inc.(i)	6.00%	03/01/2026		343	361,490
Dell International LLC/EMC Corp.(i)	6.10%	07/15/2027		303	341,304
Dell International LLC/EMC Corp.(i)	6.20%	07/15/2030		641	732,616
Dell International LLC/EMC Corp.(i)	5.30%	10/01/2029		164	178,556
Dell International LLC/EMC Corp.(i)	5.85%	07/15/2025		404	452,779
					2,162,633
Food Service–0.05%
New Red Finance, Inc. (Canada)(i)	5.75%	04/15/2025		154	163,964
Leisure Goods, Activities & Movies–0.11%
AMC Entertainment, Inc.(i)	10.50%	04/15/2025		231	204,435
Seaworld Parks & Entertainment, Inc.(i)	8.75%	05/01/2025		128	131,520
					335,955
Nonferrous Metals & Minerals–0.19%
Peabody Energy Corp.(i)	6.38%	03/31/2025		1,102	598,524
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Radio & Television–0.19%
Diamond Sports Group LLC/Diamond Sports Finance Co.(i)	5.38%	08/15/2026		$ 624	$ 497,540
iHeartCommunications, Inc.(i)	4.75%	01/15/2028		110	105,798
					603,338
Telecommunications–0.24%
CenturyLink, Inc.(i)	4.00%	02/15/2027		733	733,238
Utilities–0.11%
Calpine Corp.(i)	4.50%	02/15/2028		94	94,618
Calpine Corp.(i)	5.25%	06/01/2026		95	98,649
Vistra Operations Co. LLC(i)	4.30%	07/15/2029		58	60,047
Vistra Operations Co. LLC(i)	3.55%	07/15/2024		97	99,299
					352,613
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,115,409)					7,983,578
			Shares
Common Stocks & Other Equity Interests–2.38%(j)
Business Equipment & Services–0.24%
Checkout Holding Corp.				19,788	14,841
Crossmark Holdings, Inc.(d)(k)				12,561	737,959
					752,800
Electronics & Electrical–0.10%
Fusion Connect, Inc.(k)				90,368	258,904
Fusion Connect, Inc.(k)				10	29
Sunguard Availability Services Capital, Inc.(k)				3,420	54,443
					313,376
Leisure Goods, Activities & Movies–0.03%
Deluxe Entertainment Services Group, Inc.(k)				108,172	108,172
Lodging & Casinos–0.00%
Caesars Entertainment Corp.(k)				100	1,139
Nonferrous Metals & Minerals–0.87%
Arch Resources, Inc.				81,886	2,698,963
Oil & Gas–0.35%
HGIM Corp.(k)				6,360	50,880
Larchmont Resources LLC(k)				136	17,038
Quicksilver Resources, Inc.(d)(k)				11,634,577	0
Sabine Oil & Gas LLC(k)				1,419	22,846
Southcross Energy Partners L.P.(k)				157,971	20,536
Sunrise Oil & Gas, Inc.(k)				65,604	426,426
Templar Energy LLC(k)				154,052	12,324
Tribune Resources, Inc.(k)				606,015	530,263
Tribune Resources, Inc., Wts. expiring 04/03/2023(d)(k)				156,901	4,707
					1,085,020
Publishing–0.16%
Clear Channel Worldwide Holdings, Inc.(k)				515,644	498,009
Radio & Television–0.48%
iHeartCommunications, Inc., Class A(k)				165,583	1,440,572
Media General(d)(k)				781,336	45,318
					1,485,890
Retailers (except Food & Drug)–0.00%
Gymboree Corp.(d)(k)				217,169	0
Gymboree Corp.(d)(k)				76,198	0
					0
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

	Shares	Value
Telecommunications–0.15%
Avaya, Inc.(k)	31,479	$ 459,593
IPC Systems, Inc.(k)	5,080	7,620
		467,213
Total Common Stocks & Other Equity Interests (Cost $42,646,327)		7,410,582
Preferred Stocks–0.35%(j)
Oil & Gas–0.35%
Southcross Energy Partners L.P., Series A	999,705	699,793
Southcross Energy Partners L.P., Series B	288,058	396,080
Total Preferred Stocks (Cost $999,531)		1,095,873

Money Market Funds–12.06%
Invesco Government & Agency Portfolio,Institutional Class, 0.11%(l)(m)	22,541,508	22,541,508
Invesco Treasury Portfolio,Institutional Class, 0.08%(l)(m)	15,027,672	15,027,672
Total Money Market Funds (Cost $37,569,180)		37,569,180
TOTAL INVESTMENTS IN SECURITIES–97.79% (Cost $396,709,718)		304,551,996
OTHER ASSETS LESS LIABILITIES–2.21%		6,887,144
NET ASSETS–100.00%		$311,439,140
Investment Abbreviations:
DIP	– Debtor-in-Possession
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $3,233,801, which represented 1.04% of the Fund’s Net Assets.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $7,885,500, which represented 2.53% of the Fund’s Net Assets.
(j)	Securities acquired through the restructuring of senior loans.
(k)	Non-income producing security.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$55,071,042	$82,083,832	$(59,542,324)	$(55,071,042)	$-	$22,541,508	$20,575
Invesco Treasury Portfolio, Institutional Class	-	30,033,996	(15,006,324)	-	-	15,027,672	3,330
Total	$55,071,042	$112,117,828	$(74,548,648)	$(55,071,042)	$-	$37,569,180	$23,905

(m)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended May 31, 2020, there were transfers from Level 3 to Level 2 of $4,240,286, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $3,811,412, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$230,037,412	$20,455,371	$250,492,783
U.S. Dollar Denominated Bonds & Notes	—	7,983,578	—	7,983,578
Common Stocks & Other Equity Interests	5,121,122	2,244,142	45,318	7,410,582
Preferred Stocks	—	1,095,873	—	1,095,873
Money Market Funds	37,569,180	—	—	37,569,180
Total Investments	$42,690,302	$241,361,005	$20,500,689	$304,551,996
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended May 31, 2020:
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2020
Variable Rate Senior Loan Interests	$44,439,343	$14,603,153	$(38,224,767)	$(89,164)	$(783,103)	$113,359	$3,811,412	$(3,414,862)	$20,455,371
Common Stocks & Other Equity Interests	1,560,369	6,407,380	(10,087,362)	—	—	2,990,355	—	(825,424)	45,318
Total	$45,999,712	$21,010,533	$(48,312,129)	$(89,164)	$(783,103)	$3,103,714	$3,811,412	$(4,240,286)	$20,500,689
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/20	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Western Express, Inc., Second Lien Term Loan	$7,994,104	Discounted Cash Flow Model	Illiquidity Discount Implied Rating	N/A N/A	3.69% B+	(a)
(a)	The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the Company’s EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation. Such security’s fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security’s fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.
Invesco Oppenheimer Master Loan Fund

NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Master Loan Fund to Invesco Master Loan Fund.
Invesco Oppenheimer Master Loan Fund